CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS DEFICIT (UNAUDITED) (Parenthetical)	Jul. 23, 2024
Statement of Stockholders' Equity [Abstract]
Reverse stock split	0.025